PROPERTY, PLANT, AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT, AND EQUIPMENT, NET
PROPERTY, PLANT, AND EQUIPMENT, NET

10.PROPERTY, PLANT, AND EQUIPMENT, NET

Property, plant, and equipment, net consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Computers and equipment	145,817	140,465
Buildings	258,910	258,910
Construction in progress	—	7,343
Vehicle	1,201	2,692
Total	405,928	409,410
Less: accumulated depreciation	(98,702)	(94,101)
Property, plant, and equipment, net	307,226	315,309

The Group had recorded depreciation expense of RMB29,248, RMB24,077 and RMB22,882 for the years ended December 31, 2022, 2023, and 2024, respectively. No impairment was recorded for the years ended December 31, 2022, 2023, and 2024.

In addition, the Group also pledged certain property, plant, and equipment for the Group’s long-term borrowings (See Note 12).